TAXES ON INCOME - Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Basic (in usd per share)	$ 9.82	$ 6.97	$ 5.32
Diluted (in usd per share)	9.67	6.76	5.11
Approved, Privileged and Preferred Enterprise
Effective Income Tax Rate Reconciliation [Line Items]
Basic (in usd per share)	0.32	1.27	0.49
Diluted (in usd per share)	$ 0.30	$ 1.23	$ 0.47